Investment Objectives and Goals - Calamos U.S. Equity Autocallable VIP Fund	Aug. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Calamos U.S. Equity Autocallable VIP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos U.S. Equity Autocallable VIP Fund (the “Fund”) seeks to generate high income while providing reduced downside risk through exposure to the MerQube US Large-Cap Vol Advantage Autocallable VIP Index (the “Autocallable Index”). The Autocallable Index is designed to reflect the performance of a theoretical diversified portfolio of synthetic autocallable notes (each an “Autocallable” and the theoretical portfolio of Autocallables, the “Index Portfolio”). The reduced downside risk that the Fund seeks to deliver is relative to owning a single underlying autocallable note (and not relative to risk associated with investing in the S&P 500), because exposure to the Autocallable Index is expected to provide benefits such as reduced timing risk, diversification across multiple notes (i.e., not subject to a single maturity barrier), and contingent maturity barriers that may help preserve capital over time.